Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

Schedule II

Valuation and Qualifying Accounts

(In Thousands)

	Balance at	Provision	Net deductions	Balance at
	beginning of year	(1)	(2)	end of year
Allowance for Doubtful Accounts:
Year ended December 31, 2013	$12,131	3,432	(2,731)	$12,832
Year ended December 31, 2012	$10,941	3,092	(1,902)	$12,131
Year ended December 31, 2011	$8,170	4,400	(1,629)	$10,941

(1)                                 The allowance for doubtful accounts provision is charged to selling, general and administrative expenses.

(2)                                 Includes write-offs net of recoveries and currency translation adjustments.

	Balance at	Charged (credit)	Other	Balance at
	beginning of year	to expense	(3)	end of year
Allowance for Deferred Tax Assets:
Year ended December 31, 2013	$11,758	6,111	-	$17,869
Year ended December 31, 2012	$16,320	(4,562)	-	$11,758
Year ended December 31, 2011	$30,664	(13,959)	(385)	$16,320

(3)                                 Activity related to currency translation.

	Balance at	Charged (credit)	Balance at
	beginning of year	to expense	end of year
Reserve for LIFO Valuation:
Year ended December 31, 2013	$90,730	(28,494)	$62,236
Year ended December 31, 2012	$57,783	32,947	$90,730
Year ended December 31, 2011	$24,085	33,698	$57,783